Cash and short-term deposits	12 Months Ended
Dec. 31, 2021
Cash and short-term deposits
Cash and short-term deposits

16 Cash and short-term deposits

As of December 31, 2021, the Group has pledged its short-term deposits with carrying amount of EUR 938k (2020: EUR 1,500k) and EUR 2,500k (2020: EUR 2,500k) respectively, to fulfil collateral requirements in respect of existing secured bank loan and overdraft facility up to EUR 2,500k. In addition, the Group has pledged its short-term deposits of EUR 1,000k (2020: EUR 1,000k) related to two other overdraft facilities worth EUR 500k each.

The restriction applying to the collateral may be terminated at any time subject to the full amount of the relevant bank loans and the overdrafts being repaid.